Annual Total Returns[BarChart] - Invesco Oppenheimer International Growth Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(7.71%)	21.62%	25.11%	(7.22%)	3.16%	(2.30%)	26.61%	(19.55%)	28.60%	21.91%